Schedule II - Condensed Financial Information of Registrant - Statement of Cash Flows (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net income (loss) attributable to ordinary shareholders		$ 21,885	$ 36,281	$ 1,207,152	$ 188,340	$ 1,059,916
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in (earnings) loss of subsidiaries		0	0	0	0	0
Share based compensation		20,707	18,295	74,431	81,287	46,489
Other		(41,618)	17,851	26,968	5,447	9,702
Total adjustments		(254,141)	(38,693)	(697,783)	694,346	(356,670)
Net cash provided by (used in) operating activities		(171,113)	34,978	615,556	963,184	779,977
Cash flows provided by (used in) investing activities: [Abstract]
Purchase of Catlin Group Limited, net of acquired cash		(69,745)	0	(1,020,015)	0	0
Proceeds from sale of life reinsurance subsidiary				0	570,000	0
Net cash provided by (used in) investing activities		203,961	(195,554)	136,432	1,711,621	(1,197,862)
Cash flows provided by (used in) financing activities:
Proceeds from issuance of ordinary shares and exercise of stock options		491	1,772	9,976	6,367	12,623
Dividends paid		(57,861)	(40,922)	(208,516)	(169,620)	(160,155)
Buybacks of ordinary shares		(355,901)	(1,966)	(468,971)	(801,953)	(675,617)
Net cash provided by (used in) financing activities		(448,791)	896,093	46,811	(1,863,708)	(394,843)
Net change in cash and cash equivalents		(435,339)	688,120	734,422	720,982	(817,546)
Cash and cash equivalents – beginning of period		3,256,236	2,521,814	2,521,814	1,800,832	2,618,378
Cash and cash equivalents – end of period		2,820,897	3,209,934	3,256,236	2,521,814	1,800,832
XL Group PLC
Condensed Financial Statements, Captions [Line Items]
Net income (loss) attributable to ordinary shareholders		21,885	36,281	1,207,152	188,340	1,059,916
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in (earnings) loss of subsidiaries		(24,437)	(38,485)	(1,253,609)	(197,843)	(1,071,836)
Share based compensation	[1]			74,431	81,287	46,489
Amounts due to (from) subsidiaries				(200,199)	(23,819)	104,590
Dividends received from subsidiaries				764,277	858,521	617,719
Other				(30,584)	(10,632)	(16,570)
Total adjustments				(645,684)	707,514	(319,608)
Net cash provided by (used in) operating activities		410,395	(31,120)	561,468	895,854	740,308
Cash flows provided by (used in) investing activities: [Abstract]
Purchase of Catlin Group Limited, net of acquired cash		0		(2,287,579)	0	0
Proceeds from sale of life reinsurance subsidiary				2,317,699	0	0
Returns of capital from subsidiaries				65,037	79,086	84,589
Net cash provided by (used in) investing activities		0	65,037	95,157	79,086	84,589
Cash flows provided by (used in) financing activities:
Proceeds from issuance of ordinary shares and exercise of stock options		491	1,772	9,976	6,367	12,623
Dividends paid		(57,861)	(40,922)	(208,516)	(169,620)	(160,155)
Buybacks of ordinary shares		(355,901)	(1,966)	(468,971)	(801,953)	(675,617)
Net cash provided by (used in) financing activities		(413,271)	(41,116)	(667,511)	(965,206)	(823,149)
Net change in cash and cash equivalents		(2,876)	(7,199)	(10,886)	9,734	1,748
Cash and cash equivalents – beginning of period		11,557	22,443	22,443	12,709	10,961
Cash and cash equivalents – end of period		$ 8,681	$ 15,244	11,557	22,443	12,709
Cash collected from subsidiaries				$ 60,100	$ 59,200	$ 33,900

[1]	Includes cash collected from subsidiaries in the amounts of $60.1 million, $59.2 million and $33.9 million, respectively, for the years ended December 31, 2015, 2014 and 2013.